UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

 This amendment (Check only one.): [ ] adds new holdings entries.
                                   [ ] is a restatement.

Institutional Investment Manager Filing this Report:

 Name:       Kathryn A. Hall
 Address:    One Maritime Plaza, 5th Floor
             San Francisco, California 94111

13 File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Hall
Title:
Phone:      (415) 288-0544
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
Signature, Place and Date of Signing   /s/ Kathryn A. Hall   San Francisco, California   2/14/2011
                                       -------------------   -------------------------   ---------
                                       [Signature]           [City, State]               [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:    $152,675
                                         (thousands)


List of Other Included Managers:

   None

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                                                   FORM 13-F INFORMATION TABLE
-------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                           VOTING AUTHORITY
                         TITLE OF                   VALUE   SHRS OR   SH/  PUT/   INVESTMENT   OTHER
   NAME OF ISSUER         CLASS          CUSIP    (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGER   SOLE      SHARED  NONE
Capitalsource Inc.       COM           14055X102    8,725  1,228,939   SH           SOLE               1,228,939         0 0
Gap Inc.                 COM           364760108  101,886  4,601,875   SH           SOLE               4,601,875         0 0
Gartner Inc.             COM           366651107    6,777    204,124   SH           SOLE                 204,124         0 0
Ironwood Pharmaceuticals COM Class A   46333X108    2,004    193,588   SH           SOLE                 193,588         0 0
J Crew Group Inc         COM           46612H402   33,079    766,786   SH           SOLE                 766,786         0 0
Fibertower Corp          COM           31567R209      204     45,640   SH           OTHER                      0    45,640 0
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